Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock par or stated value per share	$ 0.00003	$ 0.00003
Common stock shares authorized	1,700,000,000	429,600,000
Common stock shares issued	373,641,135	226,364,401
Common stock shares outstanding	373,641,135	226,364,401
Convertible Preferred Stock [Member]
Preferred stock shares authorized	100,000,000	109,090,908	109,090,908
Preferred stock shares issued	0	109,090,908	109,090,908
Preferred stock shares outstanding	0	109,090,908	109,090,908
Common Class A [Member]
Common stock par or stated value per share		$ 0.00003	$ 0.00003
Common stock shares authorized	1,500,000,000	386,400,000	360,000,000
Common stock shares issued	225,833,513	183,800,251	177,593,772
Common stock shares outstanding	225,833,513	183,800,251	177,593,772
Common Class B [Member]
Common stock shares authorized	200,000,000	0
Common stock shares issued	147,807,622	0
Common stock shares outstanding	147,807,622	0
Common Class F [Member]
Common stock par or stated value per share		$ 0.00003	$ 0.00003
Common stock shares authorized	0	43,200,000	43,200,000
Common stock shares issued	0	42,564,150	42,564,150
Common stock shares outstanding	0	42,564,150	42,564,150